245 Summer Street	Fidelity® Investments
Boston, MA 02210

March 28, 2024

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Fidelity Rutland Square Trust (the trust):
Strategic Advisers Alternatives Fund
Strategic Advisers Core Income Fund
Strategic Advisers Emerging Markets Fund
Strategic Advisers Fidelity Core Income Fund
Strategic Advisers Fidelity Emerging Markets Fund
Strategic Advisers Fidelity International Fund
Strategic Advisers Fidelity U.S. Total Stock Fund
Strategic Advisers Income Opportunities Fund
Strategic Advisers International Fund
Strategic Advisers Large Cap Fund
Strategic Advisers Municipal Bond Fund
Strategic Advisers Short Duration Fund
Strategic Advisers Small-Mid Cap Fund
Strategic Advisers Tax-Sensitive Short Duration Fund (the funds)
File No. (811-21991)

Ladies and Gentlemen:

On behalf of the above referenced funds, transmitted herewith for filing pursuant to Rule 14a-6(a) of Regulation 14A under the Securities Exchange Act of 1934 is a preliminary copy of the Notice, Proxy Statement, and Form of Proxy to be sent to shareholders in connection with a Special Meeting of Shareholders of the funds to be held on July 9, 2024. Pursuant to Rule 14a-3(c), the required informational copy of each fund’s Annual Report for the fiscal period ended February 28, 2023 or May 31, 2023, as applicable, has been previously furnished to the commission.

We anticipate mailing definitive proxy materials to shareholders on or about May 13, 2024. In order to allow sufficient time to meet this schedule, we would greatly appreciate receiving comments (if any) from the Staff no later than April 8, 2024.

Please contact Renee Fuller at (603) 721-4221 with any questions or comments relating to this filing.

Sincerely,

/s/ Renee Fuller
Renee Fuller
Legal Product Group